Putnam Retirement Advantage 2035 Fund
The fund's portfolio
11/30/24 (Unaudited)

ASSET ALLOCATION FUNDS (94.4%)(a)
	Shares	Value
Putnam Dynamic Asset Allocation Balanced Fund Class P(AFF)	1,618,746	$29,007,933
Putnam Dynamic Asset Allocation Conservative Fund Class P(AFF)	22,322	249,557
Putnam Dynamic Asset Allocation Growth Fund Class P(AFF)	26,772	603,181

Total asset allocation funds (cost $26,075,309)		$29,860,671

MULTI-ASSET INCOME FUNDS (1.2%)(a)
	Shares	Value
Putnam Multi-Asset Income Fund Class P(AFF)	34,320	$373,400

Total multi-asset income funds (cost $365,571)		$373,400

SHORT-TERM INVESTMENTS (4.4%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class G 4.78%(AFF)	1,378,719	$1,378,719

Total short-term investments (cost $1,378,719)		$1,378,719
TOTAL INVESTMENTS

Total investments (cost $27,819,599)		$31,612,790

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2024 through November 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.
(a)	Percentages indicated are based on net assets of $31,615,892.
	Security valuation: The price of the fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 or Level 2 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.
	ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
	Level 1: Valuations based on quoted prices for identical securities in active markets.
	Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

	Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
	The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs
	Investments in securities:	Level 1	Level 2	Level 3
	Asset Allocation Funds	$29,860,671	$—	$—
	Multi-Asset Income Funds	373,400	—	—
	Short-Term Investments	—	1,378,719	—

	Totals by level	$30,234,071	$1,378,719	$—

	Affiliated transactions
(AFF)	Affiliated company. Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the voting securities, were as follows:
	Affiliates	Fair value as of 8/31/24	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 11/30/24	Fair value as of 11/30/24
	Putnam Multi-Asset Income Fund Class P	$220,172	$156,559	$4,897	$3,137	$—	$178	$1,388	34,320	$373,400
	Putnam Dynamic Asset Allocation Balanced Fund Class P	24,930,396	3,642,954	404,613	131,179	—	40,785	798,411	1,618,746	29,007,933
	Putnam Dynamic Asset Allocation Conservative Fund Class P	137,544	113,059	3,230	1,409	—	141	2,043	22,322	249,557
	Putnam Dynamic Asset Allocation Growth Fund Class P	1,047,318	73,620	548,141	—	—	107,025	(76,641)	26,772	603,181
	Putnam Short Term Investment Fund Class G	1,187,578	210,655	19,514	16,020	—	—	—	1,378,719	1,378,719

	Totals	$27,523,008	$4,196,847	$980,395	$151,745	$—	$148,129	$725,201		$31,612,790
	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com